DWS Treasury Portfolio Average Annual Total Returns - Investment Class Shares [Member] - Investment Class Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	2.16%	1.40%
Performance Inception Date	May 21, 2007